(Loss) Earnings Per Share (Details) - Schedule of Basic and Diluted (Loss) Earnings Per Share - USD ($)		6 Months Ended
		Jun. 30, 2024	Jun. 30, 2023
Earnings Per Share [Abstract]
Net (loss) income		$ (6,335,879)	$ 5,648,757
Accretion of convertible redeemable preferred shares			(120,000)
Net income attributable to Able View Global Inc’s preferred shareholders			(85,728)
Net (loss) income attributable to Able View Global Inc’s ordinary shareholders		$ (6,335,879)	$ 5,443,029
(Loss) earnings per share – basic (in Dollars per share)	[1]	$ (0.15)	$ 0.14
(Loss) earnings per share – diluted (in Dollars per share)	[1]	$ (0.15)	$ 0.14
Weighted average shares – basic (in Shares)	[1]	41,755,549	37,732,310
Weighted average shares – diluted (in Shares)	[1]	41,755,549	37,732,310

[1]	Shares and per share data are presented on a retroactive basis to reflect the reverse recapitalization. (Note 1)